Discontinued Operations (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Discontinued Operations [Abstract]
Disposal Group, Including Discontinued Operation, Marked To Fair Value	$ 1,100,000
Gain (loss) on sale of loans	$ 1,676	$ 5,484